UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2023

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	21
Expense Example	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.3%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 7.58% (3-Month Term SOFR+216 basis points), 4/20/2032[1,2,3]	$1,500,415
950,000	Series 2020-8A, Class BR, 7.08% (3-Month Term SOFR+166 basis points), 10/20/2032[1,2,3]	938,110
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 7.33% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	986,291
2,000,000	Ares CLO Ltd. Series 2016-39A, Class A2R2, 7.06% (3-Month Term SOFR+166 basis points), 4/18/2031[1,2,3]	1,985,434
	Atalaya Equipment Leasing Trust
117,817	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	116,725
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	227,133
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 7.32% (3-Month Term SOFR+191 basis points), 1/20/2032[1,2,3]	1,261,297
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 7.13% (3-Month Term SOFR+171 basis points), 10/20/2031[1,2,3]	1,750,225
370,234	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	354,362
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.75% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	598,724
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,132
332,618	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	314,989
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,899,866
250,000	Crown City CLO Series 2021-1A, Class X, 6.43% (3-Month Term SOFR+101 basis points), 7/20/2034[1,2,3]	249,981
164,210	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	163,314
200,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 6.54% (3-Month Term SOFR+116 basis points), 5/15/2032[1,2,3]	199,829
1,500,000	Eaton Vance CLO Ltd. Series 2020-1A, Class BR, 7.30% (3-Month Term SOFR+191 basis points), 10/15/2034[1,2,3]	1,488,487
	Exeter Automobile Receivables Trust
71,711	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	71,639
478,841	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	473,114
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	816,878
1,575,000	Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,494,821

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$220,452	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	$205,241
48,784	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	47,213
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 7.17% (3-Month Term SOFR+176 basis points), 7/23/2029[1,2,3]	1,493,219
819,377	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	784,381
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,786,990
581,506	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 6.87% (1-Month Term SOFR+152 basis points), 5/25/2055[1,2,3]	580,747
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 7.43% (3-Month Term SOFR+201 basis points), 10/20/2034[1,2,3]	798,412
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 7.64% (3-Month Term SOFR+227 basis points), 5/15/2032[1,2,3]	1,000,476
2,000,000	Series 2019-2A, Class A2R, 7.35% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	1,992,098
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 7.11% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,488,140
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 7.49% (3-Month Term SOFR+211 basis points), 10/25/2031[1,2,3]	998,601
66,006	Santander Consumer Auto Receivables Trust Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	65,674
576,193	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	566,256
	Signal Peak CLO Ltd.
549,395	Series 2015-1A, Class AR2, 6.66% (3-Month Term SOFR+124 basis points), 4/20/2029[1,2,3]	548,132
1,000,000	Series 2019-1A, Class B, 7.65% (3-Month Term SOFR+227 basis points), 4/30/2032[1,2,3]	1,000,423
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	457,293
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	501,839
1,158,763	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,090,429
	Tricon American Homes Trust
2,000,000	Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,950,960
987,867	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	938,290
1,500,000	Venture 36 CLO Ltd. Series 2019-36A, Class A2R, 7.08% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,488,503

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Vibrant CLO Ltd.
$1,100,000	Series 2017-6A, Class BR, 7.26% (3-Month Term SOFR+189 basis points), 6/20/2029[1,2,3]	$1,098,078
2,000,000	Series 2019-11A, Class A2R, 7.38% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	1,985,713
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 7.41% (3-Month Term SOFR+201 basis points), 7/19/2028[1,2,3]	999,343
1,300,000	Series 2018-4A, Class A2AR, 7.06% (3-Month Term SOFR+166 basis points), 1/15/2032[1,2,3]	1,290,424
	Westlake Automobile Receivables Trust
48,407	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	48,291
418,432	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	414,715
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,205,282
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,739,382
	TOTAL ASSET-BACKED SECURITIES
	(Cost $46,793,693)	45,467,311

	BANK LOANS — 4.2%
1,609,238	1011778 BC ULC 7.60% (1-Month Term SOFR+225 basis points), 9/21/2030[1,2,4]	1,611,820
967,500	AAdvantage Loyalty IP Ltd. 10.43% (3-Month Term SOFR+475 basis points), 4/20/2028[1,2,4,5]	995,393
644,489	Aramark Services, Inc. 7.96% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2]	646,803
1,342,612	Charter Communications Operating LLC 0.00% (1-Month Term SOFR+0 basis points), 12/9/2030	1,340,276
1,720,908	CSC Holdings LLC 7.73% (1-Month Term SOFR+225 basis points), 7/17/2025[1,2,5]	1,697,254
199,664	DT Midstream, Inc. 7.36% (1-Month Term SOFR+125 basis points), 6/12/2028[1,2,5]	200,606
965,290	Energizer Holdings, Inc. 7.72% (1-Month Term SOFR+225 basis points), 12/22/2027[1,2,5]	966,496
511,394	ICON Luxembourg Sarl 7.90% (3-Month Term SOFR+225 basis points), 7/3/2028[1,2,4,5]	513,872
1,454,564	LPL Holdings, Inc. 7.19% (1-Month Term SOFR+175 basis points), 11/12/2026[1,2,5]	1,456,382
893,900	Mileage Plus Holdings LLC 10.77% (3-Month Term SOFR+525 basis points), 6/21/2027[1,2,5]	925,826
939,377	PetSmart LLC 9.20% (1-Month Term SOFR+375 basis points), 2/12/2028[1,2,5]	930,453
127,414	PRA Health Sciences, Inc. 7.90% (3-Month Term SOFR+225 basis points), 7/3/2028[1,2,5]	128,032
1,262,998	SBA Senior Finance II LLC 7.20% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,5]	1,266,490
1,204,758	SkyMiles IP Ltd. 8.56% (1-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	1,235,503

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$445,463	United Airlines, Inc. 9.21% (3-Month Term SOFR+375 basis points), 4/21/2028[1,2,5]	$447,691
998,000	Virgin Media Bristol LLC 7.97% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,5]	996,199
1,152,021	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,5]	1,153,513
263,000	XPO, Inc. 0.73% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2]	263,082
	TOTAL BANK LOANS
	(Cost $16,691,304)	16,775,691

	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
	Angel Oak Mortgage Trust
290,662	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	279,520
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,684,326
136,413	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	131,443
216,221	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	203,142
1,332,800	Series 2020-3, Class B2, 5.34%, 4/25/2065[1,3,6]	1,180,597
405,730	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	366,986
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	669,390
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,165,892
	BRAVO Residential Funding Trust
261,120	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	240,894
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,066,926
	Citigroup Mortgage Loan Trust, Inc.
667,526	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	625,322
89,979	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	86,489
1,341,029	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	1,062,886
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	750,778
	Deephaven Residential Mortgage Trust
914,073	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	777,299
904,458	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	768,879
488,218	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	411,147
804,000	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	715,769
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,803,382
118,158	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	105,590
279,310	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	234,906
206,534	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,6]	188,206
1,197,562	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,6]	948,966
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.72%, 6/25/2056[1,3,6]	1,198,874

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	New Residential Mortgage Loan Trust
$92,134	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	$83,890
184,269	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	166,645
1,451,072	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,179,713
	Residential Mortgage Loan Trust
16,239	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,6]	16,094
67,051	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,6]	64,789
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,198,567
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	727,523
147,649	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	135,383
	SG Residential Mortgage Trust
121,497	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	118,256
125,752	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	122,462
1,045,947	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	829,710
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,197,665
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,058,490
	Spruce Hill Mortgage Loan Trust
8,348	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,6]	8,309
21,702	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,6]	21,597
	Starwood Mortgage Residential Trust
841,286	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	704,042
439,805	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	363,477
495,532	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	438,248
783,091	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	666,951
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $31,193,958)	26,769,420

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.10%, 4/14/2033[1,3,6,7]	10,440
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036[1,3,6]	768,944
1,500,000	BFLD Trust Series 2020-EYP, Class D, 8.43% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3]	361,614
	BX Trust
766,262	Series 2021-MFM1, Class D, 6.98% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	746,988
1,200,000	Series 2021-LBA, Class FJV, 7.88% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,133,095
948,972	Series 2021-LBA, Class FV, 7.88% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	896,063
800,000	Series 2021-VOLT, Class F, 7.88% (1-Month Term SOFR+252 basis points), 9/15/2036[2,3]	762,426

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,500,000	Series 2021-LGCY, Class F, 7.42% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	$1,423,358
1,700,000	Series 2019-XL, Class G, 7.78% (1-Month Term SOFR+241 basis points), 10/15/2036[2,3]	1,674,072
1,500,000	Series 2021-PAC, Class F, 7.87% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,431,139
1,050,000	Series 2020-VKNG, Class E, 7.58% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	1,027,748
1,058,160	Series 2021-VINO, Class E, 7.43% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	1,007,642
1,485,448	Series 2021-SOAR, Class F, 7.83% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,422,009
1,172,895	Series 2021-XL2, Class F, 7.72% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,118,421
891,076	Series 2022-LP2, Class E, 7.97% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	860,951
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 8.21% (1-Month Term SOFR+260 basis points), 12/15/2037[2,3]	575,530
72,338	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	71,998
2,280,663	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 0.98%, 1/10/2048[1,6,7]	35,264
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 8.24% (1-Month Term SOFR+288 basis points), 11/15/2037[2,3]	1,951,274
	COMM Mortgage Trust
753,772	Series 2014-CR19, Class XA, 0.83%, 8/10/2047[1,6,7]	2,535
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,436,128
	CSMC Trust
7,097,887	Series 2020-NET, Class X, 1.25%, 8/15/2037[3,6]	111,309
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,290,912
2,333,600	Extended Stay America Trust Series 2021-ESH, Class C, 7.18% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,295,944
6,077,347	Fannie Mae-Aces Series 2014-M8, Class X2, 0.29%, 6/25/2024[6,7]	128
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,125,670	Series K044, Class X1, 0.74%, 1/25/2025[1,6,7]	24,915
900,000	Series K043, Class X3, 1.63%, 2/25/2043[1,6,7]	14,295
2,900,000	Series K046, Class X3, 1.51%, 4/25/2043[1,6,7]	42,595
900,000	Series K050, Class X3, 1.55%, 10/25/2043[1,6,7]	21,875
1,100,000	Series K052, Class X3, 1.61%, 1/25/2044[1,6,7]	31,912
1,721,882	Series K097, Class X3, 2.02%, 9/25/2046[1,6,7]	158,399
	Government National Mortgage Association
2,234,727	Series 2013-139, Class IO, 0.32%, 10/16/2054[1,6,7]	47,034
239,425	Series 2013-175, Class IO, 0.17%, 5/16/2055[1,6,7]	581

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$151,181	Series 2014-120, Class IO, 0.46%, 4/16/2056[1,6,7]	$1,421
2,265,949	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,7]	74,035
3,186,642	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,6,7]	96,887
2,133,062	Series 2018-41, Class IO, 0.60%, 5/16/2060[1,6,7]	72,206
3,474,336	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,7]	141,538
1,076,841	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,7]	54,808
17,190,313	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,7]	687,475
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,366,669
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,484,584
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 7.83% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,392,909
553,495	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.08% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	538,220
1,000,000	Morgan Stanley Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	950,008
1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 9.66% (1-Month Term SOFR+429 basis points), 3/15/2039[2,3]	1,410,701
1,373,065	OPG Trust Series 2021-PORT, Class F, 7.42% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,311,016
1,500,000	SMRT Series 2022-MINI, Class E, 8.06% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,409,663
1,339,608	SREIT Trust Series 2021-MFP, Class F, 8.10% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,276,099
11,975,346	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.01%, 12/15/2052[1,6,7]	471,445
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,099,928
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,404,915
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,431,271
2,095,215	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.74%, 9/15/2058[1,6,7]	20,581
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,483,059
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	944,899
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	775,033
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.64%, 8/15/2047[1,6,7]	10,877
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,6,7]	16,211
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $45,384,775)	42,683,996

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 38.9%
	COMMUNICATIONS — 2.2%
$569,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	$341,400
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,4]	2,479,114
500,000	Netflix, Inc. 4.38%, 11/15/2026	497,619
2,140,000	NTT Finance Corp. 0.58%, 3/1/2024[3,4]	2,122,683
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,426,040
2,000,000	Warnermedia Holdings, Inc. 3.53%, 3/15/2024[1]	1,977,498
		8,844,354

	CONSUMER DISCRETIONARY — 3.9%
750,000	AMN Healthcare, Inc. 4.62%, 10/1/2027[1,3]	709,688
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,4]	1,382,770
	BMW U.S. Capital LLC
1,600,000	5.93% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,600,646
2,000,000	5.73% (SOFR Index+38 basis points), 8/12/2024[2,3]	2,001,842
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,148,690
2,000,000	General Motors Financial Co., Inc. 6.02% (SOFR Rate+62 basis points), 10/15/2024[2]	1,996,580
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	498,638
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,903,601
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,4]	1,446,213
80,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	79,309
1,640,000	Toyota Motor Credit Corp. 5.62% (SOFR Rate+29 basis points), 9/13/2024[2]	1,640,092
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	467,969
		15,876,038

	CONSUMER STAPLES — 0.3%
1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	994,322
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	377,304
		1,371,626

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY — 1.4%
	Buckeye Partners LP
$307,000	4.13%, 3/1/2025[1,3]	$299,325
529,000	3.95%, 12/1/2026[1]	499,905
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	857,858
	DCP Midstream Operating LP
513,000	5.38%, 7/15/2025[1]	513,289
149,000	5.62%, 7/15/2027[1]	152,623
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	191,577
	EQT Corp.
382,000	6.12%, 2/1/2025[1]	383,700
777,000	3.13%, 5/15/2026[1,3]	737,136
882,000	PDC Energy, Inc. 5.75%, 5/15/2026[1]	880,469
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	975,000
		5,490,882

	FINANCIALS — 24.6%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65%, 10/29/2024[1,4]	1,929,992
1,620,000	American Express Co. 6.33% (SOFR Rate+93 basis points), 3/4/2025[1,2]	1,623,812
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,4]	569,221
	Bank of America Corp.
2,000,000	6.05% (SOFR Rate+69 basis points), 4/22/2025[1,2]	1,999,446
2,000,000	3.84% (SOFR Rate+111 basis points), 4/25/2025[1,6]	1,987,140
2,000,000	Bank of New York Mellon Corp. 5.61% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,999,234
3,000,000	Bank of Nova Scotia 5.80% (SOFR Index+45 basis points), 4/15/2024[2,4]	3,000,204
1,000,000	Barclays PLC 7.33% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,4,6]	1,033,106
1,500,000	Capital One Financial Corp. 4.17% (SOFR Rate+137 basis points), 5/9/2025[1,6]	1,488,758
1,500,000	Charles Schwab Corp. 1.15%, 5/13/2026[1]	1,374,195
	Citigroup, Inc.
2,000,000	6.03% (SOFR Rate+67 basis points), 5/1/2025[1,2]	1,994,720
2,000,000	6.09% (SOFR Rate+69 basis points), 1/25/2026[1,2]	1,988,100
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,6]	2,015,050
4,000,000	Cooperatieve Rabobank UA 5.73% (SOFR Index+38 basis points), 1/10/2025[2,4]	3,993,636

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	Credit Suisse Group A.G. 3.70%, 2/21/2025[4]	$1,959,130
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[4]	1,964,248
428,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	426,633
2,000,000	Goldman Sachs Group, Inc. 1.76% (SOFR Rate+73 basis points), 1/24/2025[1,6]	1,993,048
1,110,000	Huntington National Bank 4.01% (SOFR Rate+120 basis points), 5/16/2025[1,6]	1,093,556
3,000,000	ING Groep N.V. 7.02% (SOFR Index+164 basis points), 3/28/2026[1,2,4]	3,018,834
3,000,000	JPMorgan Chase & Co. 6.32% (SOFR Rate+92 basis points), 2/24/2026[1,2]	3,001,380
3,000,000	KeyBank N.A. 5.65% (SOFR Index+32 basis points), 6/14/2024[1,2]	2,975,496
2,000,000	Macquarie Bank Ltd. 6.71% (SOFR Rate+131 basis points), 3/21/2025[2,3,4]	2,014,370
2,000,000	Macquarie Group Ltd. 6.06% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,4]	1,986,766
2,000,000	MassMutual Global Funding II 5.62% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,997,370
3,000,000	Metropolitan Life Global Funding I 5.70% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,997,030
1,500,000	Mitsubishi UFJ Financial Group, Inc. 5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,4,6]	1,494,489
	Morgan Stanley
3,000,000	5.98% (SOFR Rate+62 basis points), 1/24/2025[1,2]	2,995,563
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,6]	1,924,972
2,000,000	6.30% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,000,420
1,014,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	828,253
1,765,000	National Bank of Canada 5.89% (SOFR Rate+49 basis points), 8/6/2024[2,4]	1,764,967
1,000,000	NatWest Markets PLC 6.85% (SOFR Rate+145 basis points), 3/22/2025[2,3,4]	1,006,550
2,000,000	New York Life Global Funding 5.68% (SOFR Index+33 basis points), 1/14/2025[2,3]	1,998,226
1,200,000	Northwestern Mutual Global Funding 5.67% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,200,086
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	343,341
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	947,825
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	666,088

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$5,000,000	Royal Bank of Canada 5.71% (SOFR Index+36 basis points), 7/29/2024[2,4]	$4,995,705
727,000	SLM Corp. 4.20%, 10/29/2025[1]	705,190
	Standard Chartered PLC
1,500,000	0.99% (USD 1 Year Tsy+78 basis points), 1/12/2025[1,3,4,6]	1,497,810
2,000,000	6.27% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,4]	1,989,716
2,000,000	Toronto-Dominion Bank 5.76% (SOFR Rate+41 basis points), 1/10/2025[2,4]	1,993,752
3,000,000	Truist Bank 5.55% (SOFR Rate+20 basis points), 1/17/2024[1,2]	2,999,520
3,000,000	Truist Financial Corp. 5.73% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,955,201
5,000,000	UBS A.G. 5.71% (SOFR Rate+36 basis points), 2/9/2024[2,3,4]	4,999,985
	VICI Properties LP / VICI Note Co., Inc.
1,000,000	5.63%, 5/1/2024[1,3]	996,551
888,000	3.50%, 2/15/2025[1,3]	865,294
800,000	4.25%, 12/1/2026[1,3]	770,205
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,6]	1,960,458
3,000,000	Westpac Banking Corp. 5.65% (SOFR Rate+30 basis points), 11/18/2024[2,4]	2,994,987
		99,319,629

	HEALTH CARE — 1.1%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	818,841
2,100,000	Cigna Corp. 0.61%, 3/15/2024[1]	2,079,166
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	505,194
1,000,000	5.00%, 5/15/2027[1,3]	981,476
		4,384,677

	INDUSTRIALS — 3.5%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.13%, 8/15/2026[1,3,4]	833,113
3,000,000	Boeing Co. 1.43%, 2/4/2024[1]	2,987,223
2,000,000	Caterpillar Financial Services Corp. 5.59% (SOFR Rate+25 basis points), 5/17/2024[2]	1,999,698
2,000,000	Daimler Trucks Finance North America LLC 6.15% (SOFR Rate+75 basis points), 12/13/2024[2,3]	1,999,202
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	534,981

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$2,737,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 2.70%, 11/1/2024[1,3]	$2,661,949
2,460,000	Siemens Financieringsmaatschappij N.V. 5.83% (SOFR Rate+43 basis points), 3/11/2024[2,3,4]	2,460,617
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	404,785
		13,881,568

	MATERIALS — 0.6%
309,000	Cleveland-Cliffs, Inc. 6.75%, 3/15/2026[1,3]	309,584
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,658,891
536,000	SNF Group S.A. 3.13%, 3/15/2027[1,3,4]	487,948
		2,456,423

	TECHNOLOGY — 0.5%
2,000,000	Hewlett Packard Enterprise Co. 1.45%, 4/1/2024[1]	1,978,082
		1,978,082

	UTILITIES — 0.8%
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	179,443
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,064,127
1,905,000	Florida Power & Light Co. 5.73% (SOFR Index+38 basis points), 1/12/2024[1,2]	1,904,990
		3,148,560

	TOTAL CORPORATE BONDS
	(Cost $158,593,554)	156,751,839

	U.S. GOVERNMENT AND AGENCIES — 13.5%
	United States Treasury Note
5,000,000	0.88%, 1/31/2024	4,982,285
10,000,000	2.25%, 3/31/2024	9,925,390
10,000,000	0.25%, 5/15/2024	9,820,310
10,000,000	3.25%, 8/31/2024	9,881,640
10,000,000	2.75%, 2/28/2025	9,786,720
10,000,000	3.50%, 9/15/2025	9,854,690

	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $54,516,867)	54,251,035

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 13.8%
55,816,131	Goldman Sachs Financial Square Government Fund - Institutional Class 5.17%[8]	$55,816,131
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $55,816,131)	55,816,131
	TOTAL INVESTMENTS — 98.9%
	(Cost $408,990,282)	398,515,423
	Other Assets in Excess of Liabilities — 1.1%	4,590,683
	TOTAL NET ASSETS — 100.0%	$403,106,106

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
MTN – Medium Term Note
PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $157,106,491, which represents 39.0% of total net assets of the Fund.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]	Variable rate security. Rate shown is the rate in effect as of December 31, 2023.
[7]	Interest-only security.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	24.6%
Consumer Discretionary	3.9%
Industrials	3.5%
Communications	2.2%
Energy	1.4%
Health Care	1.1%
Utilities	0.8%
Materials	0.6%
Technology	0.5%
Consumer Staples	0.3%
Total Corporate Bonds	38.9%
U.S. Government and Agencies	13.5%
Asset-Backed Securities	11.3%
Commercial Mortgage-Backed Securities	10.6%
Collateralized Mortgage Obligations	6.6%
Bank Loans	4.2%
Short-Term Investments	13.8%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $408,990,282)	$398,515,423
Cash	811,411
Receivables:
Investment securities sold	48,171
Fund shares sold	1,487,881
Dividends and interest	2,628,864
Prepaid expenses	50,496
Total assets	403,542,246

Liabilities:
Payables:
Fund shares redeemed	88,551
Advisory fees	116,044
Shareholder servicing fees (Note 7)	31,392
Distribution fees - Class A & C (Note 8)	10,737
Fund accounting and administration fees	81,176
Transfer agent fees and expenses	18,684
Custody fees	16,510
Trustees’ deferred compensation (Note 3)	18,729
Auditing fees	12,206
Trustees’ fees and expenses	5,152
Chief Compliance Officer fees	4,004
Accrued other expenses	32,955
Total liabilities	436,140
Commitments and contingencies (Note 3)
Net Assets	$403,106,106

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$416,443,741
Total distributable earnings (accumulated deficit)	(13,337,635)
Net Assets	$403,106,106

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$38,108,143
Number of shares issued and outstanding	3,854,344
Net asset value per share[1]	$9.89
Maximum sales charge (2.50% of offering price)[2]	0.25
Maximum offering price to public	$10.14

Class C Shares:
Net assets applicable to shares outstanding	$2,916,164
Number of shares issued and outstanding	295,683
Net asset value per share[3]	$9.86

Class I Shares:
Net assets applicable to shares outstanding	$362,081,799
Number of shares issued and outstanding	36,581,176
Net asset value per share	$9.90

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Investment income:
Interest	$10,097,165
Total investment income	10,097,165

Expenses:
Advisory fees	780,542
Shareholder servicing fees (Note 7)	165,833
Distribution fees - Class A (Note 8)	53,457
Distribution fees - Class C (Note 8)	15,501
Fund accounting and administration fees	171,612
Transfer agent fees and expenses	38,462
Custody fees	28,509
Registration fees	35,778
Shareholder reporting fees	19,342
Legal fees	14,382
Auditing fees	12,516
Chief Compliance Officer fees	11,097
Trustees’ fees and expenses	9,839
Miscellaneous	6,103
Insurance fees	1,257
Total expenses	1,364,230
Advisory fees recovered (waived)	(83,504)
Net expenses	1,280,726
Net investment income (loss)	8,816,439

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(58,993)
Total net realized gain (loss) on:	(58,993)
Net change in unrealized appreciation (depreciation) on:
Investments	4,926,621
Net change in unrealized appreciation (depreciation)	4,926,621
Net realized and unrealized gain (loss)	4,867,628

Net Increase (Decrease) in Net Assets from Operations	$13,684,067

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$8,816,439	$17,070,592
Net realized gain (loss) on investments	(58,993)	(617,499)
Net change in unrealized appreciation (depreciation) on investments	4,926,621	1,712,574
Net increase (decrease) in net assets resulting from operations	13,684,067	18,165,667

Distributions to Shareholders:
Distributions:
Class A	(1,025,880)	(1,966,663)
Class C	(60,996)	(84,040)
Class I	(9,307,375)	(14,296,074)
Total distributions to shareholders	(10,394,251)	(16,346,777)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,705,932	11,508,510
Class C	3,400	296,257
Class I	60,843,378	238,339,909
Reinvestment of distributions:
Class A	944,029	1,861,735
Class C	57,193	79,147
Class I	9,286,386	14,234,436
Cost of shares redeemed:
Class A1	(11,515,497)	(65,816,755)
Class C2	(429,122)	(1,645,392)
Class I3	(114,233,113)	(295,506,707)
Net increase (decrease) in net assets from capital transactions	(52,337,414)	(96,648,860)

Total increase (decrease) in net assets	(49,047,598)	(94,829,970)

Net Assets:
Beginning of period	452,153,704	546,983,674
End of period	$403,106,106	$452,153,704
Capital Share Transactions:
Shares sold:
Class A	275,419	1,177,924
Class C	347	30,503
Class I	6,185,033	24,390,075
Shares reinvested:
Class A	96,337	191,174
Class C	5,849	8,146
Class I	946,285	1,460,163
Shares redeemed:
Class A	(1,172,473)	(6,746,178)
Class C	(43,815)	(169,107)
Class I	(11,621,470)	(30,254,823)
Net increase (decrease) in capital share transactions	(5,328,488)	(9,912,123)

[1]	Net of redemption fee proceeds of $1,791 and $3,351, respectively.
[2]	Net of redemption fee proceeds of $0 and $4, respectively.
[3]	Net of redemption fee proceeds of $247 and $4,416, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.81	$9.76	$10.10	$9.98	$10.05	$9.93
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.30	0.08	0.09	0.21	0.27
Net realized and unrealized gain (loss)	0.12	0.04	(0.35)	0.13	(0.06)	0.11
Total from investment operations	0.32	0.34	(0.27)	0.22	0.15	0.38

Less Distributions:
From net investment income	(0.24)	(0.29)	(0.07)	(0.10)	(0.22)	(0.26)
Total distributions	(0.24)	(0.29)	(0.07)	(0.10)	(0.22)	(0.26)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.89	$9.81	$9.76	$10.10	$9.98	$10.05

Total return[3]	3.28%[4]	3.52%	(2.65)%	2.24%	1.53%	3.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,108	$45,645	$97,925	$126,051	$31,019	$27,920

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.88%[5]	0.84%	0.81%	0.84%	0.88%	0.99%
After fees waived and expenses absorbed/recovered	0.84%[5]	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.04%[5]	3.06%	0.79%	0.94%	2.07%	2.53%
After fees waived and expenses absorbed/recovered	4.08%[5]	3.06%	0.76%	0.94%	2.11%	2.68%

Portfolio turnover rate	4%[4]	12%	37%	38%	56%	33%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.78	$9.73	$10.08	$9.96	$10.03	$9.91
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.22	- [2]	0.02	0.14	0.19
Net realized and unrealized gain (loss)	0.11	0.04	(0.34)	0.13	(0.06)	0.11
Total from investment operations	0.27	0.26	(0.34)	0.15	0.08	0.30
Less Distributions:
From net investment income	(0.19)	(0.21)	(0.01)	(0.03)	(0.15)	(0.18)
Total distributions	(0.19)	(0.21)	(0.01)	(0.03)	(0.15)	(0.18)

Redemption fee proceeds[1]	-	- [2]	-	-	- [2]	- [2]

Net asset value, end of period	$9.86	$9.78	$9.73	$10.08	$9.96	$10.03

Total return[3]	2.83%[4]	2.75%	(3.42)%	1.47%	0.78%	3.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,916	$3,258	$4,514	$5,875	$7,143	$6,634

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.63%[5]	1.59%	1.56%	1.59%	1.63%	1.74%
After fees waived and expenses absorbed/recovered	1.59%[5]	1.59%	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.29%[5]	2.31%	0.04%	0.19%	1.32%	1.78%
After fees waived and expenses absorbed/recovered	3.33%[5]	2.31%	0.01%	0.19%	1.36%	1.93%

Portfolio turnover rate	4%[4]	12%	37%	38%	56%	33%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.82	$9.78	$10.11	$9.99	$10.06	$9.95
Income from Investment Operations:
Net investment income (loss) [1]	0.21	0.32	0.10	0.12	0.24	0.29
Net realized and unrealized gain (loss)	0.12	0.03	(0.33)	0.13	(0.06)	0.10
Total from investment operations	0.33	0.35	(0.23)	0.25	0.18	0.39

Less Distributions:
From net investment income	(0.25)	(0.31)	(0.10)	(0.13)	(0.25)	(0.28)
Total distributions	(0.25)	(0.31)	(0.10)	(0.13)	(0.25)	(0.28)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.90	$9.82	$9.78	$10.11	$9.99	$10.06

Total return[3]	3.43%[4]	3.67%	(2.30)%	2.48%	1.78%	4.04%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$362,082	$403,251	$444,545	$400,417	$264,993	$190,242

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.63%[5]	0.59%	0.56%	0.59%	0.63%	0.74%
After fees waived and expenses absorbed/recovered	0.59%[5]	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.29%[5]	3.31%	1.04%	1.19%	2.32%	2.78%
After fees waived and expenses absorbed/recovered	4.33%[5]	3.31%	1.01%	1.19%	2.36%	2.93%

Portfolio turnover rate	4%[4]	12%	37%	38%	56%	33%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2023, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2023, the Advisor waived a portion of its advisory fees totaling $83,504. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2023, the amount of these potentially recoverable expenses was $96,899. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2024	$11,359
2025	-
2026	2,036
2027	83,504
Total	$96,899

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2023, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$408,990,124

Gross unrealized appreciation	792,016
Gross unrealized depreciation	(11,262,642)

Net unrealized appreciation/(depreciation)	$(10,470,626)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,599,990
Undistributed long-term capital gains	-
Tax accumulated earnings	1,599,990

Accumulated capital and other losses	(2,810,998)
Unrealized Trustees’ deferred compensation	(14,963)
Unrealized appreciation/(depreciation) on investments	(15,401,480)
Total accumulated earnings/(deficit)	$(16,627,451)

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2023 and June 30, 2022, were as follows:

Distributions paid from:	2023	2022
Ordinary income	$16,346,777	$5,468,799
Net long-term capital gains	-	-
Total distributions paid	$16,346,777	$5,468,799

At June 30, 2023, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$1,434,077
Long-term	1,376,921
Total	$2,810,998

The fund utilized $0 of its capital loss carryforwards during the year ended June 30, 2023. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2023 and the year ended June 30, 2023, the Fund received $2,038 and $7,771, respectively.

Note 6 – Investment Transactions

For the six months ended December 31, 2023, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were 14,981,036 and 80,710,204, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

For the six months ended December 31, 2023, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$45,467,311	$-	$45,467,311
Bank Loans	-	16,775,691	-	16,775,691
Collateralized Mortgage Obligations	-	26,769,420	-	26,769,420
Commercial Mortgage-Backed Securities	-	42,683,996	-	42,683,996
Corporate Bonds[1]	-	156,751,839	-	156,751,839
U.S. Government and Agencies	-	54,251,035	-	54,251,035
Short-Term Investments	55,816,131	-	-	55,816,131
Total Investments	$55,816,131	$342,699,292	$-	$398,515,423

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2023, the Fund did not have any unfunded commitments outstanding.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Short Duration Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/23	12/31/23	7/1/23–12/31/23
Class A	Actual Performance	$1,000.00	$1,032.80	$4.30
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.98	4.28
Class C	Actual Performance	1,000.00	1,028.30	8.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.21	8.08
Class I	Actual Performance	1,000.00	1,034.30	3.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.24	3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84%, 1.59% and 0.59% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Short Duration Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/08/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/08/2024